SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	$ 75,278,185	$ 76,265,908
Less: allowance for expected credit losses	(467,104)	(255,199)	$ (59,124)
Accounts receivable, net	74,811,081	76,010,709
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross	75,278,185	70,502,399
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, gross		$ 5,763,509